Leases - Movement in right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
At 30 June 2019		£ 230
Adoption of IFRS16			£ 236
Exchange differences	£ (1)
Additions	206
Disposals	(2)
Depreciation	(92)
At 30 June 2020	577
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
At 30 June 2019		2
Adoption of IFRS16			173
Exchange differences	(3)
Additions	150
Disposals	(2)
Depreciation	(51)
At 30 June 2020	269
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
At 30 June 2019		228
Adoption of IFRS16			63
Exchange differences	2
Additions	24
Disposals	0
Depreciation	(41)
At 30 June 2020	276
Under construction
Disclosure of quantitative information about right-of-use assets [line items]
At 30 June 2019		0
Adoption of IFRS16			£ 0
Exchange differences	0
Additions	32
Disposals	0
Depreciation	0
At 30 June 2020	£ 32
Assets under finance leases
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on assets held under finance leases		£ 12